Net Income per Limited Partner Unit and Cash Distributions - Net income per limited partner unit for common and subordinated limited partner units (Details) (USD $)
In Thousands, except Share data, unless otherwise specified
	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Partnership's calculation of net income per unit for common and subordinated limited partner units:
Net income	$ 84,833		$ 67,701		$ 58,968		$ 54,998		$ 52,145		$ 49,943		$ 44,717		$ 42,986		$ 266,500	[1],[2]	$ 189,791	[1],[2]	$ 110,216	[1],[2]
Less:
Pre-acquisition net income allocated to parent																	(53,878)	[2]	(86,213)	[2]	(73,657)	[2]
General partner interest in net income – 2%																	(4,252)		(2,140)		(791)
General partner interest in net income attributable to incentive distribution rights																	(11,453)		(787)		0
Limited partner interest in net income																	196,917	[2]	100,651	[2]	35,768	[2]
Limited partner interest in net income - basic																	196,917		100,651		35,768
Limited partner interest in net income - diluted																	196,917		100,651		35,768
Weighted average limited partner units outstanding – basic
Total (in shares)																	55,745,000	[2]	40,739,000	[2]	34,679,000	[2]
Weighted average limited partner units outstanding – diluted
Total (in shares)																	55,883,000	[2]	40,847,000	[2]	34,734,000	[2]
Net income per limited partner unit – basic
Basic (in dollars per share)	$ 1.12	[3]	$ 0.86	[3]	$ 0.81	[3]	$ 0.69	[3]	$ 0.62	[3]	$ 0.61	[3]	$ 0.59	[3]	$ 0.68	[3]	$ 3.53	[2]	$ 2.47	[2]	$ 1.03	[2]
Net income per limited partner unit - diluted
Diluted (in dollars per share)	$ 1.12	[3]	$ 0.85	[3]	$ 0.81	[3]	$ 0.69	[3]	$ 0.62	[3]	$ 0.60	[3]	$ 0.59	[3]	$ 0.68	[3]	$ 3.52	[2]	$ 2.46	[2]	$ 1.03	[2]
Common Units
Partnership's calculation of net income per unit for common and subordinated limited partner units:
Net income																	136,992	[1]	58,673	[1]	16,345	[1]
Less:
Limited partner interest in net income - basic																	136,992		58,673		16,345
Limited partner interest in net income - diluted																	137,048		58,697		16,370
Weighted average limited partner units outstanding – basic
Total (in shares)																	38,405,000		23,399,000		17,339,000
Weighted average limited partner units outstanding – diluted
Total (in shares)																	38,543,000		23,507,000		17,394,000
Net income per limited partner unit – basic
Basic (in dollars per share)																	$ 3.57		$ 2.51		$ 0.94
Net income per limited partner unit - diluted
Diluted (in dollars per share)																	$ 3.56		$ 2.50		$ 0.94
Subordinated Units
Partnership's calculation of net income per unit for common and subordinated limited partner units:
Net income																	59,925	[1]	41,978	[1]	19,423	[1]
Less:
Limited partner interest in net income - basic																	59,925		41,978		19,423
Limited partner interest in net income - diluted																	$ 59,869		$ 41,954		$ 19,398
Weighted average limited partner units outstanding – basic
Total (in shares)																	17,340,000		17,340,000		17,340,000
Weighted average limited partner units outstanding – diluted
Total (in shares)																	17,340,000		17,340,000		17,340,000
Net income per limited partner unit – basic
Basic (in dollars per share)																	$ 3.46		$ 2.42		$ 1.12
Net income per limited partner unit - diluted
Diluted (in dollars per share)																	$ 3.45		$ 2.42		$ 1.12

[1]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of NWV Gathering and Jupiter. Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise. See Note 2.
[2]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of the Northern West Virginia Marcellus gathering system (NWV Gathering) and the Jupiter natural gas gathering system (Jupiter). Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise Pipeline, LLC (Sunrise). See Note 2.
[3]	Quarterly net income per limited partner unit amounts are stand-alone calculations and may not be additive to full-year amounts due to rounding and changes in outstanding units.